Property, equipment and leasehold improvement, net (Details Narrative) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Depreciation expenses	¥ 1,134	¥ 1,049	¥ 1,162